INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Notes)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

24.	INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

(in thousands of $)	2014	2013
Golar Partners (see note 6)	275,307	267,352

The investment classified as available for sale in Golar Partners represents its interest in the common units, which includes an unrealized gain of $15.7 million as of December 31, 2014 (2013: $7.8 million). In December 2013, we sold part of our interest in the common units of Golar Partners for total proceeds of $99.2 million. We further sold part of our common units in Golar Partners in January 2015, for net proceeds of approximately $207.0 million (see note 39).

GasLog, which is listed on the New York Stock Exchange, is an owner, operator and manager of LNG carriers. We sold our interest in Gaslog in November 2013 for total proceeds of $0.3 million and resulting in a gain of $0.1 million.

Both the sale of part of our interest in the common units of Golar Partners and GasLog were sold at the fair value of these securities on the date of sale.